6. PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 68,820	$ 101,877
Depreciation expense capitalized	$ 22,000	$ 21,600